SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO OPERATING LEASES (Details)	Dec. 31, 2024	Dec. 31, 2023
Leases
Weighted average discount rate - Operating lease	4.51%	4.51%
Weighted average remaining lease term - Operating lease	12 months	24 months